Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of outstanding common stock

	2020		2019
Issued Common shares	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
Balance – beginning of year	1,186,857	$9,533	1,201,886	$9,323
Issued upon exercise of stock options	3,979	108	10,871	360
Previously recognized liability on stock options exercised for common shares	—	21	—	53
Purchase of common shares under Normal Course Issuer Bid	(6,970)	(56)	(25,900)	(203)
Balance – end of year	1,183,866	$9,606	1,186,857	$9,533

Summary of stock option activity
The following table summarizes information relating to stock options outstanding at December 31, 2020 and 2019:

	2020		2019
	Stock options (thousands)	Weighted average exercise price	Stock options (thousands)	Weighted average exercise price
Outstanding – beginning of year	47,646	$38.04	46,685	$37.92
Granted	12,032	$32.89	16,314	$34.84
Exercised for common shares	(3,979)	$27.24	(10,871)	$33.16
Surrendered for cash settlement	(757)	$29.34	(1,003)	$34.52
Forfeited	(6,286)	$39.65	(3,479)	$37.65
Outstanding – end of year	48,656	$37.53	47,646	$38.04
Exercisable – end of year	17,970	$39.59	17,057	$38.74

Summary of range of exercise prices of stock options outstanding
The range of exercise prices of stock options outstanding and exercisable at December 31, 2020 was as follows:

			Stock options outstanding			Stock options exercisable
Range of exercise prices			Stock options outstanding (thousands)	Weighted average remaining term (years)	Weighted average exercise price	Stock options exercisable (thousands)	Weighted average exercise price
$20.76	-	$24.99	3,829	3.86	$21.12	944	$21.64
$25.00	-	$29.99	1,975	1.81	$28.48	1,362	$28.85
$30.00	-	$34.99	4,177	4.23	$32.37	378	$32.40
$35.00	-	$39.99	22,495	3.44	$37.49	4,721	$37.42
$40.00	-	$44.99	12,935	1.53	$43.57	8,884	$43.54
$45.00	-	$46.74	3,245	2.40	$45.21	1,681	$45.18
			48,656	2.90	$37.53	17,970	$39.59